Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Loan and credit commitments
Recoveries	$ (115)	$ (100)	$ (90)
Impairment charges/(benefits)	250	175	362
Loans and credit commitments
Loan and credit commitments
Business activity during the year	(162)	(239)	(79)
Net remeasurement of the provision for ECL	529	515	529
Debt Securities | Amortised cost
Loan and credit commitments
Impairment charges for debt securities at amortised cost	$ (2)	$ (1)	1
Debt Securities | FVOCI
Loan and credit commitments
Impairment charges for debt securities at FVOCI			$ 1